Notes to the Balance Sheet - Summary of Goodwill (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill Acquired [Line Items]
Impairment of goodwill	€ 1,619,233	€ 0	€ 230,714,620
Goodwill	€ 342,296,501	€ 356,239,773
Constellation Pharmaceuticals, Inc., Boston, Massachusetts, USA
Goodwill Acquired [Line Items]
Reduction in cash flow forecast	0.34
Actuarial assumption of discount rates	5.40%
Constellation Pharmaceuticals, Inc., Boston, Massachusetts, USA | Goodwill
Goodwill Acquired [Line Items]
Goodwill	€ 342,300,000
Value in use patent term	21 years
Beta factor	160.00%	150.00%
WACC before tax	15.50%	14.70%